Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Movements
Balance as at beginning of year	$ 44	$ 18
Impact on adoption of new accounting standards	948
Restated opening balance	992	18
Recognised in the income statements	(223)	71
Recognised in OCI	60	(24)
Set-off of deferred tax assets and deferred tax liabilities	(703)	(21)
Balance as at end of year	126	44
Parent Entity
Movements
Balance as at beginning of year		3
Impact on adoption of new accounting standards	872
Restated opening balance	872	3
Recognised in the income statements	(116)	39
Recognised in OCI	60	(22)
Set-off of deferred tax assets and deferred tax liabilities	(816)	(20)
Balance as at end of year